Document And Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	CALPETRO TANKERS (BAHAMAS III) LTD
Entity Central Index Key	0000923656
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	100
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011